POSTRETIREMENT BENEFITS (Details 3) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Net Periodic Benefit Cost [Abstract]
Service cost			$ 4.3	$ 2.8
Interest cost			83.3	86.5	$ 81.1
Amortization of prior service cost			1.6	2.2	1.9
Curtailments		$ (0.2)	47.2	0.2	0.0
Net periodic benefit income (cost)			18.7	(25.0)	(20.5)
Included in Other Comprehensive Loss (Pretax) [Abstract]
Liability adjustment			125.4	138.9	14.4
Amortization of prior service costs and actuarial losses	$ 6.1	$ 8.6	65.6	25.5	33.3
Other Postretirement Benefit Plans, Defined Benefit
Components of Net Periodic Benefit Cost [Abstract]
Service cost			1.2	1.1	1.3
Interest cost			2.3	2.7	2.6
Amortization of prior service cost			0.0	(0.1)	(0.1)
Recognized actuarial loss			3.1	2.9	3.7
Curtailments			0.1	0.0	0.0
Net periodic benefit income (cost)			6.7	6.6	7.5
Included in Other Comprehensive Loss (Pretax) [Abstract]
Liability adjustment			(0.1)	3.1	(1.9)
Amortization of prior service costs and actuarial losses			$ (3.2)	$ (2.8)	$ (3.6)